Intangible Assets	6 Months Ended
Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5: INTANGIBLE ASSETS

Intangible assets as of June 30, 2018 and December 31, 2017 consisted of the following:

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2017	$41,851	$(19,533)	22,318
Additions	—	(1,405)	(1,405)
Balance at June 30, 2018	$41,851	$(20,938)	$20,913

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2018 and 2017 are presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Favorable lease terms charter-out	$(703)	$(703)	$(1,405)	$(1,440)
Total	$(703)	$(703)	$(1,405)	$(1,440)

The aggregate amortizations of intangible assets will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(6,858)	$(20,913)
Total	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(2,811)	$(6,858)	$(20,913)

Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. Intangible assets are amortized over the contract periods, which extend up to 15.0 years at inception.